COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Reconciliation of Undiscounted Cash Flows to Operating Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2020:

(in US$ thousands)	Operating Leases
Year
2021	$96
2022	1
2023	1
2024	1
2025	—
Total minimum lease payments	99
Less: amount of lease payments representing interest	(1)
Present value of future minimum lease payments	98
Less: current obligation under leases	(95)
Non-current lease obligations	$3
The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2020:
(in US$ thousands)	Amount
2021	$96
2022	1
2023	1
2024	1
2025 and after	—
$99